Other Debt Securities - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Government Securities [member]
Disclosure of other debt securities at fair value through other comprehensive income [line items]
Unrealised Gain	$ 549,377	$ 5,280,962
Unrealised Loss	948,979	$ 520,052
Central Bank Bills [member]
Disclosure of other debt securities at fair value through other comprehensive income [line items]
Unrealised Loss	$ 318,009